SEGMENT REPORTING	6 Months Ended
Jun. 30, 2023
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 17 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including course fees, Sino-foreign Jointly Managed Academic Programs, Overseas Study Consulting Services, Tailored job readiness services and Technological Consulting Services for Smart Campus Solutions.

Substantially all of the Company’s revenues for the six months ended June 30, 2023 and 2022 were generated in the PRC. As of June 30, 2023 and December 31, 2022, a majority of the long-lived assets of the Company were located in the PRC, and therefore, no geographical segments are presented.

The following table presents summary information by segment for the six months ended June 30, 2023 and 2022, respectively:

	For the six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Revenue from course fees	$7,664,887	-
Revenue from Sino-foreign Jointly Managed Academic Programs	-	$2,147,608
Revenue from Technological Consulting Services for Smart Campus Solutions	413,673	166,641
Revenue from Overseas Study Consulting Services	-	329,678
Revenue from tailored job readiness training services	944,944	93,483
Total revenue	$9,023,504	$2,737,410